Retirement Benefits Plans - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefits expense	$ 123,693	$ 203,330
Defined Contribution Plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution percentage	6.00%